Shareholders Equity (USD $)	Common Stock	Common Stock Subscription Receivable	Additional Paid-In Capital	(Restated) Retained (Deficit)	(Restated) Stockholders' Equity Deficit
Begining Balance, amount at Jun. 30, 2010		$ (28,500)	$ 100,000	$ (131,616)	$ (60,116)
Begining Balance, shares at Jun. 30, 2010	1,000
Stock issued for services rendered, shares	66,400,817
Stock issued for services rendered, amount	66,401		9,894,850		9,961,251
Stock issued for cash, shares	8,985,465
Stock issued for cash, amount	8,985	28,500	588,836		626,322
Net (Loss)				(10,552,771)	(10,552,771)
Ending balance, amount at Jun. 30, 2011	75,387		10,583,686	(10,684,387)	(25,315)
Ending balance, shares at Jun. 30, 2011	75,387,282
Stock issued for services rendered, shares	2,300,000
Stock issued for services rendered, amount	2,300		342,700		345,000
Stock redemption and cancellations, shares	(226,670)
Stock redemption and cancellations, amount	(227)		(7,774)		(8,001)
Net (Loss)				(624,724)	(624,724)
Ending balance, amount at Jun. 30, 2012	$ 77,461		$ 10,918,611	$ (11,309,111)	$ (313,040)
Ending balance, shares at Jun. 30, 2012	77,460,612